UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 028-06636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, California          5/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:  $    2,023,114
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Abovenet, Inc.                 COM            00374N107     8536   131605 SH       DEFINED               440  107335  23830
Adobe Systems                  COM            00724F101      743    22400 SH       DEFINED                 0   22400      0
Aeropostale Inc.               COM            007865108     9670   397630 SH       DEFINED             26035  371595      0
Alpha Natural Resources Inc.   COM            02076X102    29516   497150 SH       DEFINED              8755  420005  68390
American Reprographics Co.     COM            029263100    21741  2100581 SH       DEFINED              7000 1745681 347900
Ametek Inc.                    COM            031100100     9739   222002 SH       DEFINED             18978  203024      0
Amphenol Corp. Cl A            COM            032095101    12097   222420 SH       DEFINED             13859  208561      0
Anheuser Busch Inbev Spn ADR   COM            03524A108      726    12700 SH       DEFINED                 0   12700      0
Ann Inc.                       COM            035623107    43807  1504890 SH       DEFINED             24423 1273442 207025
Arch Chemical Inc.             COM            03937R102    41457   996814 SH       DEFINED              3400  826139 167275
Ascena Retail Group Inc        COM            04351G101    59705  1842191 SH       DEFINED              6000 1540941 295250
Atlas Air Worldwide Holdings,  COM            049164205     8501   121930 SH       DEFINED               400   99935  21595
Brookfield Asset Management -  COM            112585104    12573   387353 SH       DEFINED             23216  364137      0
CEC Entertainment, Inc.        COM            125137109    20938   554937 SH       DEFINED              1900  460287  92750
CR Bard Inc.                   COM            067383109     7554    76030 SH       DEFINED              6463   69567      0
Cabot Corp.                    COM            127055101    48792  1054056 SH       DEFINED             16256  881775 156025
Cabot Microelectronics         COM            12709P103    58542  1120414 SH       DEFINED             17680  961512 141222
Cambrex Corp.                  COM            132011107     9284  1687933 SH       DEFINED              5100 1400233 282600
CapLease, Inc.                 COM            140288101    14430  2633289 SH       DEFINED              9200 2178289 445800
Carter's Inc.                  COM            146229109    31885  1113706 SH       DEFINED              3525  934556 175625
Cedar Shopping Centers Inc.    COM            150602209     9358  1551956 SH       DEFINED              3100 1293306 255550
Clean Harbors Inc.             COM            184496107   101205  1025800 SH       DEFINED             18427  883298 124075
Cognex Corp                    COM            192422103    17443   617464 SH       DEFINED              2075  512339 103050
Comstock Resources Inc.        COM            205768203    26501   856530 SH       DEFINED              2700  721005 132825
Copart Inc.                    COM            217204106    72461  1672317 SH       DEFINED             24272 1425375 222670
Corn Products Intl Inc         COM            219023108    39917   770304 SH       DEFINED              2600  641674 126030
Covanta Holding Corp           COM            22282E102    10037   587630 SH       DEFINED             43842  543788      0
Curtiss-Wright Corp            COM            231561101    55118  1568520 SH       DEFINED             27229 1341866 199425
Darden Restaurants Inc.        COM            237194105     3283    66820 SH       DEFINED              5724   61096      0
Devon Energy Corp.             COM            25179M103      789     8600 SH       DEFINED                 0    8600      0
Drew Industries                COM            26168L205     8320   372602 SH       DEFINED              1100  316081  55421
Dun & Bradstreet               COM            26483E100    11802   147087 SH       DEFINED              9379  137708      0
Entegris Inc.                  COM            29362U104     9033  1028800 SH       DEFINED              3400  849500 175900
Esterline Technologies Corp    COM            297425100    32965   466137 SH       DEFINED              1530  388507  76100
FTI Consulting                 COM            302941109    62522  1631157 SH       DEFINED             26089 1400343 204725
Graco Inc.                     COM            384109104    35557   781644 SH       DEFINED             14679  662059 104906
Haemonetics Corp.              COM            405024100    47053   717927 SH       DEFINED             12662  617680  87585
Heico Corp - Class A           COM            422806208    40977   911009 SH       DEFINED              3000  756360 151649
Henry Schein, Inc.             COM            806407102     9392   133840 SH       DEFINED             11361  122479      0
Hospira Inc.                   COM            441060100     9569   173350 SH       DEFINED             11075  162275      0
IDEX Corp.                     COM            45167R104    35492   813109 SH       DEFINED             19941  693143 100025
Intrepid Potash Inc.           COM            46121Y102    47503  1364252 SH       DEFINED             22277 1148500 193475
Iron Mountain Inc.             COM            462846106    16226   519568 SH       DEFINED             32814  486754      0
Kaman Corp                     COM            483548103    27173   771970 SH       DEFINED              2900  725770  43300
Kar Auction Services Inc.      COM            48238T109    36043  2349606 SH       DEFINED              7250 1977981 364375
Kaydon Corp                    COM            486587108    11248   287009 SH       DEFINED              1075  232959  52975
Kennametal Inc.                COM            489170100    29728   762252 SH       DEFINED             12672  639822 109758
Linear Technology Corp.        COM            535678106    11499   341930 SH       DEFINED             20844  321086      0
Lowe's Cos Inc.                COM            548661107      698    26400 SH       DEFINED                 0   26400      0
MDC Holding Inc.               COM            552676108    10004   394635 SH       DEFINED              1300  328285  65050
Markel Corp.                   COM            570535104     9368    22603 SH       DEFINED              1796   20807      0
MasterCard, Inc. CL-A          COM            57636Q104      705     2800 SH       DEFINED                 0    2800      0
Mid-America Apartment Communit COM            59522J103    25176   392145 SH       DEFINED              1325  321620  69200
Millicom Intl Cellular S.A.    COM            L6388F110     9222    95890 SH       DEFINED              8133   87757      0
Nabors Industries Ltd          COM            G6359F103     8425   277330 SH       DEFINED             22241  255089      0
O'Reilly Automotive Inc.       COM            686091109    10811   188140 SH       DEFINED             13175  174965      0
Orthofix International NV      COM            N6748L102    37769  1163565 SH       DEFINED              3575  975240 184750
Pall Corporation               COM            696429307    10914   189440 SH       DEFINED             16184  173256      0
Patterson-UTI Energy Inc.      COM            703481101    51123  1739469 SH       DEFINED             27446 1478518 233505
Power Integrations Inc.        COM            739276103    30139   786315 SH       DEFINED              2450  649735 134130


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Precision Castparts Corp       COM            740189105    11649    79150 SH       DEFINED              4709   74441      0
RBC Bearings Inc.              COM            75524B104    38269  1001014 SH       DEFINED              3200  833294 164520
Ritchie Brothers Auctioneers   COM            767744105    20664   734070 SH       DEFINED              2400  607370 124300
Rockwell Collins Inc.          COM            774341101    10647   164235 SH       DEFINED             11134  153101      0
SandRidge Energy Inc.          COM            80007P307    31235  2440255 SH       DEFINED             42200 2075819 322236
Semtech Corp.                  COM            816850101    41270  1649471 SH       DEFINED              5125 1375546 268800
Simpson Manufacturing          COM            829073105    64580  2192133 SH       DEFINED             35994 1883539 272600
TD Ameritrade Holding Corp.    COM            87236Y108     9718   465650 SH       DEFINED             27560  438090      0
TJX Companies                  COM            872540109      726    14600 SH       DEFINED                 0   14600      0
Techne Corp                    COM            878377100    12801   178810 SH       DEFINED             11619  167191      0
Teledyne Inc.                  COM            879360105    27956   540640 SH       DEFINED              2100  508315  30225
Teva Pharmaceutical Industries COM            881624209      768    15300 SH       DEFINED                 0   15300      0
Thor Industries, Inc.          COM            885160101    35659  1068602 SH       DEFINED              5975  887577 175050
UGI Corp.                      COM            902681105    58706  1784373 SH       DEFINED             27689 1535884 220800
United Stationers Inc          COM            913004107    29359   413217 SH       DEFINED              8084  350822  54311
Visa Inc-Class A Shares        COM            92826C839      582     7900 SH       DEFINED                 0    7900      0
Warnaco Group                  COM            934390402    36563   639320 SH       DEFINED              2115  523466 113739
Waste Connections Inc.         COM            941053100    64458  2238909 SH       DEFINED             39015 1906070 293824
West Pharmaceutical Services I COM            955306105    24811   554193 SH       DEFINED              1849  456869  95475
Woodward Inc.                  COM            980745103    29889   864855 SH       DEFINED             11781  759704  93370


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